Customer Contract Related Balances - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Amortization Of Deferred Sales Commissions	kr 457	kr 288
2024 [member]
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Percentage of expected transaction price allocated to remaining performance obligation will converted to revenue	65.00%
2025 [member]
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Percentage of expected transaction price allocated to remaining performance obligation will converted to revenue	15.00%
2026 and beyond [member]
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Percentage of expected transaction price allocated to remaining performance obligation will converted to revenue	20.00%